AGENT DEFERRED COMPENSATION PLAN (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 4.5	$ 4.1	$ 4.2
Agent Deferred Compensation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities	136.4	114.4
Defined Benefit Plan, Net Periodic Benefit Cost	26.3	13.0	11.9
Defined Benefit Plan, Actuarial Net (Gains) Losses	16.2	3.6	3.3
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	3.0
Life Insurance, Corporate or Bank Owned, Amount	103.9	102.7
Life Insurance, Corporate or Bank Owned, Change in Value	(3.8)	5.0	7.1
Defined Benefit Plan, Benefits Paid			2.9
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.50%	5.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.50%	5.75%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.00%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	5.0
2013	5.4
2014	5.9
2015	6.1
2016	6.4
2017 - 2021	$ 37.5